Property, Plant and Equipment: (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment

Note 7.           Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2012
Machinery and equipment	$18,985,828	$–	$18,985,828
Furniture and office equipment	518,944	(474,265)	44,679
Leasehold improvements	41,190	(41,190)	–
Venezuelan property and equipment	1,397,625	(1,312,459)	85,166
Mineral property	50,010	–	50,010
	$20,993,597	$(1,827,914)	$19,165,683

		Accumulated
	Cost	Depreciation	Net
December 31, 2011
Machinery and equipment	$18,985,828	$–	$18,985,828
Furniture and office equipment	517,235	(463,066)	54,169
Leasehold improvements	41,190	(40,727)	463
Venezuelan property and equipment	1,415,972	(1,330,806)	85,166
	$20,960,225	$(1,834,599)	$19,125,626